UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® VIP Investment Grade Central Fund VIP Investment Grade Central Fund

This semi-annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,975,910,228
Number of Holdings	1,927
Portfolio Turnover	201%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.2
US Treasury Bonds	11.0
Uniform Mortgage Backed Securities	7.9
Ginnie Mae II Pool	5.4
Fannie Mae Mortgage pass-thru certificates	4.4
Freddie Mac Gold Pool	4.0
JPMorgan Chase & Co	1.3
Bank of America Corp	1.3
Morgan Stanley	1.2
Citigroup Inc	0.9
70.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916116.100    1619-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® VIP Investment Grade Central Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® VIP Investment Grade Central Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 25.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	4,584,000	3,644,954
3.8% 12/1/57	4,678,000	3,268,219
4.3% 2/15/30	859,000	822,954
4.75% 5/15/46	4,816,000	4,165,228
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,650,272
2.55% 3/21/31	1,698,000	1,442,635
3% 3/22/27	397,000	375,615
4.862% 8/21/46	2,282,000	2,069,523
5.012% 4/15/49	89,000	85,993
		17,525,393
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	6,687,803
4.7% 3/23/50	2,229,000	2,013,836
		8,701,639
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	1,100,000	940,150
4.4% 4/1/33	1,073,000	945,896
4.908% 7/23/25	273,000	270,348
5.05% 3/30/29	850,000	817,439
5.25% 4/1/53	816,000	640,170
5.375% 5/1/47	5,834,000	4,660,822
5.5% 4/1/63	1,073,000	831,464
6.1% 6/1/29	1,956,000	1,962,397
6.484% 10/23/45	842,000	769,066
6.55% 6/1/34	1,067,000	1,067,355
Comcast Corp.:
2.937% 11/1/56	2,100,000	1,266,752
3.9% 3/1/38	329,000	278,841
4.65% 7/15/42	779,000	697,704
Discovery Communications LLC 3.625% 5/15/30	1,066,000	938,022
Fox Corp.:
4.709% 1/25/29	563,000	552,965
5.476% 1/25/39	555,000	529,133
5.576% 1/25/49	368,000	337,871
Time Warner Cable LLC:
4.5% 9/15/42	283,000	207,128
5.5% 9/1/41	521,000	433,881
5.875% 11/15/40	460,000	399,127
6.55% 5/1/37	6,199,000	5,870,480
7.3% 7/1/38	1,160,000	1,173,876
Warnermedia Holdings, Inc.:
3.638% 3/15/25	694,000	683,238
3.755% 3/15/27	1,357,000	1,288,363
4.054% 3/15/29	470,000	434,042
4.279% 3/15/32	1,970,000	1,719,470
5.05% 3/15/42	996,000	810,155
5.141% 3/15/52	2,807,000	2,185,553
		32,711,708
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,798,331
3.875% 4/15/30	2,705,000	2,528,706
4.375% 4/15/40	404,000	350,089
4.5% 4/15/50	793,000	662,287
		5,339,413
TOTAL COMMUNICATION SERVICES		64,278,153
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
General Motors Financial Co., Inc. 5.85% 4/6/30	953,000	964,661
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	495,449
3.6% 7/1/30	615,000	569,493
		1,064,942
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,334,913
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	234,000	223,628
AutoZone, Inc.:
3.625% 4/15/25	350,000	344,652
4% 4/15/30	1,629,000	1,531,776
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	201,312
3.75% 4/1/32	649,000	589,228
4.25% 4/1/52	2,647,000	2,080,329
4.45% 4/1/62	2,720,000	2,114,583
4.5% 4/15/30	1,170,000	1,135,403
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	343,591
		8,564,502
TOTAL CONSUMER DISCRETIONARY		11,929,018
CONSUMER STAPLES - 0.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,054,436
4.75% 4/15/58	1,764,000	1,565,693
5.8% 1/23/59 (Reg. S)	3,472,000	3,612,734
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,201,794
5% 5/1/42	4,016,000	3,673,322
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,681,950
3.45% 3/25/30	1,064,000	995,040
		14,784,969
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	220,000	195,138
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,349,461
4.5% 5/2/43	1,137,000	930,733
4.8% 2/14/29	311,000	305,875
5.95% 2/14/49	407,000	399,059
BAT Capital Corp. 6.421% 8/2/33	1,030,000	1,076,890
Imperial Brands Finance PLC:
4.25% 7/21/25 (b)	4,751,000	4,678,761
6.125% 7/27/27 (b)	1,136,000	1,155,713
Reynolds American, Inc.:
4.45% 6/12/25	446,000	440,776
5.7% 8/15/35	373,000	364,222
6.15% 9/15/43	1,227,000	1,181,002
7.25% 6/15/37	909,000	982,362
		12,864,854
TOTAL CONSUMER STAPLES		27,844,961
ENERGY - 2.6%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	17,614
4.85% 11/15/35	661,000	628,713
		646,327
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd. 5.85% 2/1/35	766,000	759,828
Cenovus Energy, Inc.:
3.75% 2/15/52	2,600,000	1,831,998
5.25% 6/15/37	1,010,000	965,088
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	404,963
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	394,000	402,453
6.036% 11/15/33 (b)	1,061,000	1,084,254
6.497% 8/15/43 (b)	317,000	330,149
6.544% 11/15/53 (b)	571,000	601,657
6.714% 8/15/63 (b)	342,000	361,827
DCP Midstream Operating LP:
5.6% 4/1/44	376,000	360,079
6.45% 11/3/36 (b)	760,000	799,842
6.75% 9/15/37 (b)	1,037,000	1,119,568
Enbridge, Inc. 4.25% 12/1/26	544,000	531,098
Energy Transfer LP:
3.75% 5/15/30	710,000	653,132
4.95% 6/15/28	1,242,000	1,225,590
5% 5/15/50	2,045,000	1,735,828
5.25% 4/15/29	629,000	626,510
5.4% 10/1/47	414,000	370,359
5.8% 6/15/38	692,000	677,337
6% 6/15/48	451,000	434,573
6.25% 4/15/49	432,000	429,748
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,434,150
Hess Corp.:
4.3% 4/1/27	1,500,000	1,462,555
5.6% 2/15/41	4,059,000	4,045,825
7.125% 3/15/33	308,000	345,715
7.3% 8/15/31	411,000	458,141
7.875% 10/1/29	1,346,000	1,505,333
Kinder Morgan Energy Partners LP 6.55% 9/15/40	141,000	145,183
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	696,751
MPLX LP:
4.8% 2/15/29	345,000	338,165
4.875% 12/1/24	839,000	835,408
4.95% 9/1/32	2,116,000	2,024,607
5.5% 2/15/49	1,036,000	955,668
Occidental Petroleum Corp.:
5.55% 3/15/26	1,587,000	1,583,995
6.2% 3/15/40	521,000	522,015
6.45% 9/15/36	1,412,000	1,474,838
6.6% 3/15/46	1,751,000	1,826,701
7.5% 5/1/31	2,356,000	2,599,212
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,550,910
5.95% 1/28/31	1,957,000	1,572,939
6.35% 2/12/48	4,049,000	2,568,281
6.49% 1/23/27	1,175,000	1,126,708
6.5% 3/13/27	1,481,000	1,410,504
6.5% 1/23/29	1,705,000	1,538,763
6.7% 2/16/32	4,635,000	3,877,965
6.75% 9/21/47	3,713,000	2,446,384
6.84% 1/23/30	1,999,000	1,757,921
6.95% 1/28/60	2,417,000	1,587,365
7.69% 1/23/50	4,972,000	3,583,718
Phillips 66 Co. 3.85% 4/9/25	188,000	185,509
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	369,809
3.6% 11/1/24	426,000	422,808
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,347,484
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,364,814
3.9% 1/15/25	373,000	369,454
4.65% 8/15/32	2,206,000	2,095,351
5.3% 8/15/52	500,000	462,516
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	281,522
3.95% 5/15/50	1,007,000	762,723
Western Midstream Operating LP:
3.95% 6/1/25	266,000	260,978
4.5% 3/1/28	613,000	591,122
4.65% 7/1/26	2,778,000	2,724,010
4.75% 8/15/28	354,000	345,987
6.35% 1/15/29	978,000	1,008,706
		75,574,394
TOTAL ENERGY		76,220,721
FINANCIALS - 12.7%
Banks - 5.7%
Bank of America Corp.:
2.299% 7/21/32 (c)	4,656,000	3,811,525
3.419% 12/20/28 (c)	5,817,000	5,469,863
3.5% 4/19/26	1,541,000	1,493,557
3.95% 4/21/25	1,265,000	1,246,838
4.2% 8/26/24	6,127,000	6,111,543
4.25% 10/22/26	1,307,000	1,274,559
4.45% 3/3/26	465,000	457,273
5.015% 7/22/33 (c)	17,054,000	16,668,940
5.468% 1/23/35 (c)	1,410,000	1,408,574
Barclays PLC:
5.088% 6/20/30 (c)	2,253,000	2,153,979
5.2% 5/12/26	1,908,000	1,886,096
5.829% 5/9/27 (c)	2,670,000	2,673,915
6.224% 5/9/34 (c)	2,277,000	2,333,083
6.49% 9/13/29 (c)	642,000	664,597
6.692% 9/13/34 (c)	3,300,000	3,498,450
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,313,000	2,235,922
Citigroup, Inc.:
3.875% 3/26/25	2,914,000	2,873,870
4.3% 11/20/26	532,000	518,938
4.412% 3/31/31 (c)	3,258,000	3,105,103
4.45% 9/29/27	5,245,000	5,112,479
4.6% 3/9/26	673,000	662,187
4.91% 5/24/33 (c)	3,492,000	3,353,229
5.5% 9/13/25	1,694,000	1,692,134
6.174% 5/25/34 (c)	1,574,000	1,600,743
6.27% 11/17/33 (c)	7,000,000	7,331,330
Citizens Financial Group, Inc.:
2.638% 9/30/32	1,490,000	1,143,070
5.841% 1/23/30 (c)	9,000,000	8,971,879
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	802,000	722,403
Cooperatieve Rabobank UA 4.375% 8/4/25	2,285,000	2,249,050
HSBC Holdings PLC 4.95% 3/31/30	437,000	429,521
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	3,922,000	3,884,715
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	1,324,000	1,160,379
3.875% 9/10/24	13,419,000	13,366,568
4.125% 12/15/26	4,319,000	4,207,841
4.493% 3/24/31 (c)	3,926,000	3,781,632
4.586% 4/26/33 (c)	12,887,000	12,293,375
4.912% 7/25/33 (c)	5,229,000	5,078,598
5.717% 9/14/33 (c)	2,500,000	2,534,607
NatWest Group PLC 3.073% 5/22/28 (c)	1,427,000	1,335,296
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,754,000	1,616,401
6.499% 3/9/29 (c)	2,600,000	2,648,258
Societe Generale 1.488% 12/14/26 (b)(c)	2,986,000	2,791,459
Wells Fargo & Co.:
2.406% 10/30/25 (c)	1,400,000	1,384,095
3.526% 3/24/28 (c)	2,893,000	2,759,481
4.478% 4/4/31 (c)	4,386,000	4,199,133
4.897% 7/25/33 (c)	5,000,000	4,809,322
5.013% 4/4/51 (c)	4,931,000	4,491,732
5.499% 1/23/35 (c)	1,539,000	1,533,603
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,139,000	1,052,414
		168,083,559
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	572,000	559,414
Ares Capital Corp. 3.875% 1/15/26	3,822,000	3,690,255
Athene Global Funding:
5.339% 1/15/27 (b)	4,132,000	4,130,965
5.583% 1/9/29 (b)	2,079,000	2,087,410
Blackstone Private Credit Fund:
4.7% 3/24/25	5,035,000	4,984,946
7.05% 9/29/25	2,656,000	2,681,585
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,624,307
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	1,600,000	1,651,172
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,893,000	2,375,820
3.102% 2/24/33 (c)	4,837,000	4,131,101
3.691% 6/5/28 (c)	12,774,000	12,219,887
3.8% 3/15/30	4,751,000	4,441,860
4.25% 10/21/25	696,000	683,803
6.75% 10/1/37	689,000	743,313
Moody's Corp.:
3.25% 1/15/28	732,000	692,235
3.75% 3/24/25	1,557,000	1,535,891
Morgan Stanley:
3.125% 7/27/26	6,737,000	6,440,833
3.622% 4/1/31 (c)	3,078,000	2,824,417
3.625% 1/20/27	3,374,000	3,253,029
4.431% 1/23/30 (c)	1,348,000	1,304,041
4.889% 7/20/33 (c)	6,522,000	6,287,270
5% 11/24/25	4,489,000	4,458,020
5.25% 4/21/34 (c)	2,830,000	2,785,725
5.424% 7/21/34 (c)	3,524,000	3,506,249
6.296% 10/18/28 (c)	2,500,000	2,579,388
6.342% 10/18/33 (c)	5,000,000	5,307,448
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	1,534,000	1,511,759
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	1,805,000	1,781,635
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,788,000	1,640,415
2.593% 9/11/25 (b)(c)	3,245,000	3,223,435
3.75% 3/26/25	1,429,000	1,409,283
3.869% 1/12/29 (b)(c)	1,233,000	1,163,840
4.125% 9/24/25 (b)	1,614,000	1,582,546
4.194% 4/1/31 (b)(c)	2,950,000	2,753,898
4.55% 4/17/26	790,000	776,312
		104,823,507
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	886,000	873,996
2.45% 10/29/26	1,236,000	1,152,982
3% 10/29/28	1,295,000	1,176,858
3.3% 1/30/32	1,385,000	1,190,015
3.5% 1/15/25	2,546,000	2,514,080
4.45% 4/3/26	959,000	941,313
6.45% 4/15/27	4,054,000	4,146,521
6.5% 7/15/25	1,112,000	1,120,504
Ally Financial, Inc.:
5.125% 9/30/24	656,000	654,328
5.8% 5/1/25	1,606,000	1,604,473
6.7% 2/14/33	5,000,000	4,970,855
7.1% 11/15/27	2,560,000	2,667,322
8% 11/1/31	829,000	914,874
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,495,000	1,462,988
3.273% 3/1/30 (c)	1,912,000	1,725,863
3.65% 5/11/27	4,134,000	3,953,192
3.8% 1/31/28	2,165,000	2,058,184
4.927% 5/10/28 (c)	2,300,000	2,267,396
4.985% 7/24/26 (c)	2,151,000	2,132,299
5.247% 7/26/30 (c)	2,770,000	2,721,304
5.468% 2/1/29 (c)	1,952,000	1,942,973
5.817% 2/1/34 (c)	2,680,000	2,652,497
Discover Financial Services:
3.95% 11/6/24	873,000	867,395
4.1% 2/9/27	875,000	841,218
4.5% 1/30/26	1,437,000	1,408,411
6.7% 11/29/32	537,000	560,356
Ford Motor Credit Co. LLC 4.063% 11/1/24	5,400,000	5,367,454
Synchrony Financial:
3.95% 12/1/27	2,356,000	2,200,180
4.25% 8/15/24	2,051,000	2,046,060
5.15% 3/19/29	2,051,000	1,969,379
		60,105,270
Financial Services - 0.8%
Corebridge Financial, Inc.:
3.5% 4/4/25	646,000	635,248
3.65% 4/5/27	2,280,000	2,181,793
3.85% 4/5/29	904,000	847,263
3.9% 4/5/32	1,076,000	963,124
4.35% 4/5/42	245,000	201,445
4.4% 4/5/52	724,000	569,207
Corebridge Global Funding 5.9% 9/19/28 (b)	1,659,000	1,693,735
Equitable Holdings, Inc.:
4.35% 4/20/28	1,304,000	1,260,524
4.572% 2/15/29 (b)	450,000	432,586
Jackson Financial, Inc.:
3.125% 11/23/31	273,000	228,806
5.17% 6/8/27	1,014,000	1,010,798
5.67% 6/8/32	1,092,000	1,099,167
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	4,189,000	3,897,646
3% 5/15/32	3,400,000	2,798,959
3.625% 1/15/32	320,000	276,249
5.125% 2/1/28	1,340,000	1,324,580
5.5% 1/15/30	380,000	374,209
5.75% 4/1/33	1,961,000	1,956,316
Pine Street Trust II 5.568% 2/15/49 (b)	1,748,000	1,603,801
		23,355,456
Insurance - 0.7%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,070,000	781,642
3.375% 4/7/30 (b)	2,257,000	2,055,204
Five Corners Funding Trust II 2.85% 5/15/30 (b)	3,419,000	3,010,339
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,255,000	1,223,470
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,191,877
4.75% 3/15/39	560,000	520,262
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	1,782,000	1,203,604
MetLife, Inc. 5.375% 7/15/33	3,527,000	3,555,465
Pacific LifeCorp 5.125% 1/30/43 (b)	1,611,000	1,489,578
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	192,500
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	1,640,000	1,449,697
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	543,000	539,605
Unum Group:
3.875% 11/5/25	1,491,000	1,451,869
4% 6/15/29	1,353,000	1,275,063
5.75% 8/15/42	2,232,000	2,146,135
		22,086,310
TOTAL FINANCIALS		378,454,102
HEALTH CARE - 1.4%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	1,463,000	1,462,785
5.25% 3/2/30	1,336,000	1,345,800
5.25% 3/2/33	1,508,000	1,503,605
5.6% 3/2/43	1,433,000	1,412,259
5.65% 3/2/53	712,000	701,208
5.75% 3/2/63	1,298,000	1,271,044
		7,696,701
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,671,480
2.625% 8/1/31	1,403,000	1,152,168
3.375% 2/15/30	1,564,000	1,388,228
4.25% 12/15/27	1,762,000	1,682,334
4.625% 12/15/29	2,738,000	2,589,669
Cigna Group:
3.05% 10/15/27	982,000	922,088
4.375% 10/15/28	1,860,000	1,806,192
4.8% 8/15/38	1,158,000	1,064,022
4.9% 12/15/48	1,157,000	1,016,901
CVS Health Corp.:
3% 8/15/26	192,000	182,958
3.625% 4/1/27	551,000	528,536
4.78% 3/25/38	1,830,000	1,633,854
5% 1/30/29	1,114,000	1,102,573
5.25% 1/30/31	457,000	451,814
HCA Holdings, Inc.:
3.5% 9/1/30	1,260,000	1,136,566
3.625% 3/15/32	287,000	252,808
5.625% 9/1/28	1,311,000	1,323,621
5.875% 2/1/29	1,446,000	1,472,171
Humana, Inc. 3.7% 3/23/29	827,000	775,522
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,385,728
Toledo Hospital 5.325% 11/15/28	647,000	617,885
		26,157,118
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,338,000	1,308,936
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	409,000	414,591
Mylan NV 4.55% 4/15/28	1,227,000	1,181,999
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	758,221
Viatris, Inc.:
1.65% 6/22/25	302,000	290,246
2.7% 6/22/30	1,533,000	1,301,132
3.85% 6/22/40	262,000	191,312
4% 6/22/50	757,000	509,444
		5,955,881
TOTAL HEALTH CARE		39,809,700
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	696,000	630,351
The Boeing Co.:
5.04% 5/1/27	909,000	888,972
5.15% 5/1/30	909,000	872,900
5.705% 5/1/40	920,000	848,208
5.805% 5/1/50	920,000	829,104
5.93% 5/1/60	908,000	811,799
6.259% 5/1/27 (b)	645,000	649,360
6.298% 5/1/29 (b)	827,000	838,628
6.388% 5/1/31 (b)	626,000	637,304
6.528% 5/1/34 (b)	670,000	686,013
6.858% 5/1/54 (b)	1,009,000	1,035,407
7.008% 5/1/64 (b)	952,000	974,724
		9,702,770
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	316,000	329,799
6.2% 3/15/54	328,000	351,170
		680,969
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	315,272
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25	1,977,000	1,931,817
4.25% 9/15/24	1,093,000	1,089,305
		3,021,122
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (b)	485,000	471,075
4.375% 5/1/26 (b)	1,433,000	1,393,932
6.375% 5/4/28 (b)	2,451,000	2,489,024
		4,354,031
TOTAL INDUSTRIALS		18,074,164
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	397,962
6.02% 6/15/26	342,000	345,578
6.1% 7/15/27	729,000	747,562
6.2% 7/15/30	631,000	662,420
		2,153,522
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	510,000	456,531
2.45% 2/15/31 (b)	4,340,000	3,654,760
2.6% 2/15/33 (b)	4,340,000	3,517,161
3.5% 2/15/41 (b)	3,505,000	2,686,765
3.75% 2/15/51 (b)	1,645,000	1,225,027
		11,540,244
Software - 0.2%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,867,197
2.3% 3/25/28	3,147,000	2,845,216
2.8% 4/1/27	1,797,000	1,687,118
3.6% 4/1/40	1,797,000	1,381,202
		7,780,733
TOTAL INFORMATION TECHNOLOGY		21,474,499
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,381,000	1,418,951
6.55% 11/15/30	1,399,000	1,461,945
6.7% 11/15/33	817,000	858,544
		3,739,440
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,250,760
American Homes 4 Rent LP:
2.375% 7/15/31	231,000	187,684
3.625% 4/15/32	989,000	864,670
5.5% 7/15/34	3,001,000	2,948,604
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	1,005,814
4.5% 12/1/28	1,193,000	1,125,381
6.75% 12/1/27	1,655,000	1,697,734
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,442,148
4.125% 6/15/26	1,425,000	1,387,387
4.125% 5/15/29	1,549,000	1,462,038
Corporate Office Properties LP:
2% 1/15/29	199,000	168,732
2.25% 3/15/26	510,000	481,504
2.75% 4/15/31	509,000	420,836
Healthcare Realty Holdings LP:
3.1% 2/15/30	402,000	351,524
3.5% 8/1/26	419,000	401,383
Healthpeak OP, LLC:
3.25% 7/15/26	176,000	168,561
3.5% 7/15/29	201,000	185,673
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	1,828,301
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,453,000	1,325,535
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,883,195
4.75% 9/15/30	2,980,000	2,846,369
LXP Industrial Trust (REIT) 2.7% 9/15/30	560,000	472,473
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,945,000	1,572,203
3.375% 2/1/31	1,027,000	877,139
3.625% 10/1/29	1,814,000	1,619,468
4.5% 1/15/25	821,000	814,408
4.5% 4/1/27	4,967,000	4,808,639
4.75% 1/15/28	1,958,000	1,894,554
5.25% 1/15/26	1,744,000	1,727,122
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	473,000	467,108
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	330,774
Realty Income Corp.:
2.2% 6/15/28	244,000	218,309
2.85% 12/15/32	301,000	248,067
3.25% 1/15/31	313,000	276,878
3.4% 1/15/28	489,000	460,923
Retail Opportunity Investments Partnership LP 4% 12/15/24	300,000	296,866
Simon Property Group LP 2.45% 9/13/29	499,000	438,397
SITE Centers Corp.:
3.625% 2/1/25	694,000	684,786
4.25% 2/1/26	906,000	895,981
Store Capital LLC:
2.75% 11/18/30	2,676,000	2,217,244
4.625% 3/15/29	550,000	519,444
Sun Communities Operating LP:
2.3% 11/1/28	512,000	450,076
2.7% 7/15/31	1,323,000	1,092,708
Ventas Realty LP:
3% 1/15/30	2,340,000	2,065,869
3.5% 2/1/25	1,976,000	1,948,189
4% 3/1/28	688,000	656,235
4.125% 1/15/26	478,000	467,047
4.375% 2/1/45	234,000	183,755
4.75% 11/15/30	3,072,000	2,948,441
VICI Properties LP:
4.375% 5/15/25	256,000	252,601
4.75% 2/15/28	2,029,000	1,981,818
4.95% 2/15/30	2,648,000	2,554,632
5.125% 5/15/32	720,000	685,970
5.75% 4/1/34	374,000	370,495
Vornado Realty LP 2.15% 6/1/26	578,000	533,077
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	967,239
3.85% 7/15/29	391,000	365,068
4% 2/1/25	1,644,000	1,624,293
		63,422,129
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 11/15/27	1,415,000	1,282,091
4.55% 10/1/29	1,792,000	1,559,716
8.05% 3/15/28	2,334,000	2,421,254
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,418,851
Tanger Properties LP:
2.75% 9/1/31	1,346,000	1,096,578
3.125% 9/1/26	1,874,000	1,766,640
		9,545,130
TOTAL REAL ESTATE		72,967,259
UTILITIES - 1.0%
Electric Utilities - 0.4%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,755,352
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	925,487
3.743% 5/1/26	4,043,000	3,897,472
Duke Energy Corp. 2.45% 6/1/30	854,000	733,273
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	405,000	340,715
2.775% 1/7/32 (b)	1,402,000	1,137,958
Entergy Corp. 2.8% 6/15/30	876,000	765,108
Exelon Corp.:
2.75% 3/15/27	449,000	420,818
3.35% 3/15/32	546,000	478,693
4.05% 4/15/30	534,000	501,108
4.1% 3/15/52	404,000	310,564
4.7% 4/15/50	238,000	200,740
Southern Co. 5.7% 3/15/34	2,053,000	2,087,259
		13,554,547
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	444,988	461,119
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	556,207
The AES Corp.:
2.45% 1/15/31	673,000	554,088
3.3% 7/15/25 (b)	2,635,000	2,568,810
3.95% 7/15/30 (b)	2,298,000	2,101,137
		5,780,242
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,771,416
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	222,177
NiSource, Inc.:
2.95% 9/1/29	2,624,000	2,358,418
3.6% 5/1/30	1,602,000	1,470,100
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	949,469
4.224% 3/15/32	1,875,000	1,680,605
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (c)(d)	437,000	431,998
		10,884,183
TOTAL UTILITIES		30,680,091
TOTAL NONCONVERTIBLE BONDS (Cost $799,178,283)		745,472,108

U.S. Treasury Obligations - 44.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,353,900	7,601,992
1.75% 8/15/41	43,542,800	28,772,266
1.875% 11/15/51	13,856,800	8,043,439
2% 11/15/41	16,500,000	11,335,371
2% 8/15/51	56,304,200	33,822,109
2.25% 2/15/52	36,300,000	23,124,234
2.875% 5/15/52	23,300,000	17,077,262
3% 2/15/47	25,251,500	19,352,907
3.375% 8/15/42	34,200,000	28,885,641
3.625% 5/15/53	26,100,000	22,210,488
4.125% 8/15/53	53,171,000	49,513,417
4.25% 2/15/54	67,700,000	64,463,094
4.625% 5/15/54	12,830,000	13,008,417
U.S. Treasury Notes:
1.25% 5/31/28	63,257,700	56,081,905
1.75% 1/31/29	24,900,000	22,201,851
2.375% 3/31/29	20,000,000	18,296,094
3.375% 5/15/33	74,100,000	68,672,754
3.5% 2/15/33	63,000,000	59,047,734
3.75% 6/30/30	64,800,000	62,724,375
3.875% 11/30/27	55,000,000	53,953,711
3.875% 12/31/27	69,000,000	67,679,299
3.875% 11/30/29	123,000,000	120,136,392
3.875% 12/31/29	85,000,000	82,981,250
3.875% 8/15/33	5,308,000	5,106,462
4% 6/30/28	17,000,000	16,741,680
4% 1/31/29	75,000,000	73,845,704
4% 1/31/31	57,600,000	56,441,250
4% 2/15/34	17,800,000	17,277,125
4.125% 8/31/30	24,900,000	24,582,914
4.125% 11/15/32	71,600,000	70,394,547
4.375% 11/30/30	88,200,000	88,272,351
4.875% 10/31/30	22,600,000	23,238,273
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,441,894,014)		1,314,886,308

U.S. Government Agency - Mortgage Securities - 30.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 6.438% 5/1/34 (c)(d)	6,289	6,318
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 5.572% 9/1/33 (c)(d)	16,085	16,165
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	776	789
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	1,943	1,981
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	760	767
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	1,063	1,075
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.274% 11/1/36 (c)(d)	17,950	18,285
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.16% 6/1/42 (c)(d)	11,346	11,597
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 7.393% 5/1/36 (c)(d)	10,859	11,083
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.325% 7/1/35 (c)(d)	1,253	1,277
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (c)(d)	6,081	6,205
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	3,431	3,521
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	5,070	5,216
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.145% 7/1/41 (c)(d)	6,816	7,005
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (c)(d)	6,320	6,467
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	4,409	4,458
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.385% 9/1/36 (c)(d)	11,404	11,713
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.515% 7/1/37 (c)(d)	4,337	4,462
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	16,227	16,393
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	1,417	1,431
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.392% 8/1/36 (c)(d)	19,167	19,396
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (c)(d)	2,240	2,269
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.851% 5/1/35 (c)(d)	2,418	2,452
1.5% 11/1/35 to 6/1/51	10,129,662	8,497,220
2% 10/1/35 to 2/1/52	63,073,737	51,648,789
2.5% 7/1/31 to 5/1/53	44,639,874	37,583,252
3% 8/1/32 to 5/1/52	24,932,913	21,842,076
3.5% 8/1/34 to 5/1/52	16,902,223	15,533,352
4% 7/1/39 to 4/1/52	12,480,306	11,664,466
4.5% to 4.5% 5/1/25 to 12/1/52	11,740,028	11,240,974
5% 9/1/25 to 12/1/52	4,445,277	4,341,715
5.5% 10/1/52 to 8/1/53	12,511,049	12,429,413
6% 10/1/34 to 6/1/53	6,065,544	6,163,575
6.5% 7/1/32 to 3/1/54	5,856,055	6,045,337
7% to 7% 8/1/25 to 2/1/29	12,324	12,659
7.5% to 7.5% 9/1/25 to 11/1/31	19,466	20,019
8.5% 6/1/25	29	29
TOTAL FANNIE MAE		187,183,201
Freddie Mac - 4.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	9,763	9,866
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.299% 4/1/35 (c)(d)	9,840	9,927
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	6,919	7,096
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	1,628	1,663
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	5,104	5,251
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.213% 5/1/41 (c)(d)	14,828	15,154
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.336% 6/1/41 (c)(d)	13,938	14,283
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.562% 5/1/41 (c)(d)	16,055	16,447
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	148	150
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	703	720
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 3.000% 8.626% 10/1/35 (c)(d)	689	709
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	1,090	1,098
1.5% 8/1/35 to 4/1/51	26,154,546	21,276,437
2% 6/1/35 to 3/1/52	28,116,425	23,418,549
2.5% 8/1/32 to 1/1/52	23,008,052	19,298,883
3% 6/1/31 to 5/1/52	12,911,491	11,198,379
3.5% 3/1/32 to 4/1/52	30,165,122	27,520,953
4% 5/1/37 to 10/1/52	7,616,828	7,163,070
4.5% 7/1/25 to 10/1/48	4,893,572	4,731,229
5% 1/1/40 to 12/1/52	4,291,014	4,200,266
5.5% 9/1/52 to 8/1/53	10,249,072	10,206,224
6% 4/1/32 to 6/1/53	1,841,885	1,867,301
6.5% 1/1/53 to 1/1/54	4,383,759	4,503,388
7.5% 8/1/26 to 11/1/31	2,584	2,691
8% 4/1/27 to 5/1/27	176	177
8.5% 5/1/27 to 1/1/28	280	285
TOTAL FREDDIE MAC		135,470,196
Ginnie Mae - 6.5%
3% 12/20/42 to 4/20/47	1,867,377	1,660,485
3.5% 12/20/40 to 1/20/50	1,265,676	1,156,117
4% 3/15/40 to 10/20/52	8,670,980	8,111,429
4.5% 5/15/39 to 4/20/53	5,773,534	5,516,943
5% 3/15/39 to 4/20/48	606,744	604,784
6.5% 4/15/35 to 11/15/35	13,812	14,215
7% 1/15/28 to 7/15/32	64,376	65,594
7.5% to 7.5% 11/15/25 to 10/15/28	9,027	9,153
8% 3/15/30 to 9/15/30	1,804	1,871
2% 10/20/50 to 2/20/52	24,501,144	19,846,567
2% 7/1/54 (e)	11,350,000	9,190,506
2% 7/1/54 (e)	14,100,000	11,417,280
2% 7/1/54 (e)	4,500,000	3,643,813
2% 7/1/54 (e)	1,400,000	1,133,631
2% 7/1/54 (e)	7,400,000	5,992,048
2% 8/1/54 (e)	2,850,000	2,309,863
2% 8/1/54 (e)	16,950,000	13,737,609
2.5% 6/20/51 to 12/20/51	7,270,275	6,093,510
2.5% 7/1/54 (e)	11,500,000	9,671,378
2.5% 7/1/54 (e)	15,500,000	13,035,336
3% 7/1/54 (e)	8,050,000	7,019,491
3% 7/1/54 (e)	7,875,000	6,866,894
3% 7/1/54 (e)	3,400,000	2,964,754
3% 7/1/54 (e)	4,125,000	3,596,944
3% 8/1/54 (e)	12,000,000	10,468,525
3% 8/1/54 (e)	2,000,000	1,744,754
3.5% 7/1/54 (e)	4,900,000	4,404,035
3.5% 7/1/54 (e)	5,600,000	5,033,183
3.5% 8/1/54 (e)	7,450,000	6,699,132
4% 7/1/54 (e)	7,300,000	6,746,190
4% 8/1/54 (e)	7,300,000	6,763,508
4.5% 7/1/54 (e)	2,800,000	2,661,599
5.5% 7/1/54 (e)	2,800,000	2,778,019
5.5% 7/1/54 (e)	2,400,000	2,381,160
5.5% 7/1/54 (e)	3,400,000	3,373,309
5.5% 8/1/54 (e)	3,400,000	3,371,716
5.5% 8/1/54 (e)	900,000	892,513
6.5% 7/1/54 (e)	1,000,000	1,013,886
6.5% 8/1/54 (e)	1,000,000	1,012,832
TOTAL GINNIE MAE		193,004,576
Uniform Mortgage Backed Securities - 12.7%
2% 7/1/39 (e)	600,000	527,390
2% 8/1/39 (e)	600,000	527,906
2% 7/1/54 (e)	42,000,000	32,848,595
2% 7/1/54 (e)	13,550,000	10,597,582
2% 7/1/54 (e)	10,350,000	8,094,832
2% 7/1/54 (e)	7,350,000	5,748,504
2% 7/1/54 (e)	15,700,000	12,279,118
2% 7/1/54 (e)	9,800,000	7,664,672
2% 7/1/54 (e)	23,300,000	18,223,149
2% 7/1/54 (e)	6,050,000	4,731,762
2% 7/1/54 (e)	19,325,000	15,114,264
2% 8/1/54 (e)	61,600,000	48,226,061
2% 8/1/54 (e)	28,000,000	21,920,937
2% 8/1/54 (e)	9,650,000	7,554,894
2% 8/1/54 (e)	9,675,000	7,574,467
2.5% 7/1/54 (e)	16,100,000	13,149,173
2.5% 7/1/54 (e)	4,250,000	3,471,055
2.5% 7/1/54 (e)	4,200,000	3,430,219
2.5% 7/1/54 (e)	15,900,000	12,985,829
2.5% 7/1/54 (e)	7,025,000	5,737,450
2.5% 7/1/54 (e)	10,550,000	8,616,383
2.5% 7/1/54 (e)	2,350,000	1,919,289
2.5% 7/1/54 (e)	850,000	694,211
2.5% 7/1/54 (e)	5,250,000	4,287,774
2.5% 7/1/54 (e)	450,000	367,523
2.5% 7/1/54 (e)	1,600,000	1,306,750
2.5% 8/1/54 (e)	26,650,000	21,785,333
2.5% 8/1/54 (e)	11,325,000	9,257,745
2.5% 8/1/54 (e)	4,200,000	3,433,336
3% 7/1/54 (e)	13,000,000	11,062,194
3% 7/1/54 (e)	6,650,000	5,658,738
3% 7/1/54 (e)	7,700,000	6,552,223
3% 8/1/54 (e)	11,250,000	9,580,084
3% 8/1/54 (e)	8,500,000	7,238,286
3.5% 7/1/54 (e)	5,650,000	5,000,688
3.5% 7/1/54 (e)	1,400,000	1,239,109
3.5% 7/1/54 (e)	50,000	44,254
3.5% 7/1/54 (e)	3,250,000	2,876,502
3.5% 8/1/54 (e)	10,350,000	9,162,171
4% 7/1/54 (e)	6,450,000	5,900,743
4% 7/1/54 (e)	4,200,000	3,842,344
4% 7/1/54 (e)	4,850,000	4,436,992
4% 8/1/54 (e)	4,850,000	4,439,266
4.5% 7/1/54 (e)	3,200,000	3,016,374
6.5% 7/1/54 (e)	6,400,000	6,513,496
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		378,639,667
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $920,980,953)		894,297,640

Asset-Backed Securities - 6.5%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	1,671,000	1,672,337
Class A2, 6.261% 5/16/49 (b)	1,526,000	1,527,984
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	672,250	481,998
Series 2019-1 Class A, 3.844% 5/15/39 (b)	158,412	149,704
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,076,093	1,022,308
Class B, 4.458% 10/16/39 (b)	315,410	164,016
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,382,130	1,273,813
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,820,334	2,521,966
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(c)(d)	2,577,000	2,592,387
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7187% 10/17/34 (b)(c)(d)	2,489,000	2,492,587
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(d)	4,137,000	4,145,262
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(c)(d)	1,280,878	1,281,945
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(c)(d)	3,132,569	3,133,797
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(c)(d)	1,736,000	1,738,361
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(c)(d)	1,532,085	1,533,455
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	356,087	327,590
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	2,687,000	2,687,940
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(c)(d)	1,039,487	1,040,209
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/25/37 (b)(c)(d)	2,418,000	2,418,665
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(c)(d)	1,931,133	1,934,634
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(c)(d)	2,545,000	2,546,105
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(c)(d)	2,173,138	2,173,138
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(c)(d)	1,292,534	1,293,487
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(c)(d)	2,282,638	2,283,261
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(c)(d)	1,923,581	1,925,903
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(d)	3,122,000	3,153,935
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(c)(d)	2,560,000	2,553,667
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(c)(d)	1,953,217	1,955,590
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	1,221,774	1,209,764
Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,058,339	1,841,452
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(c)(d)	1,081,471	1,082,108
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 0% 7/25/37 (b)(c)(d)	2,843,000	2,843,000
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,094,688	985,498
Class B, 5.095% 4/15/39 (b)	666,261	452,732
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	344,837	321,575
Series 2021-1A Class A, 3.474% 1/15/46 (b)	263,585	247,938
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	1,561,530	1,562,731
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	1,198,676	1,200,460
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(c)(d)	2,429,000	2,430,856
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(c)(d)	1,848,000	1,857,011
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(c)(d)	1,887,884	1,888,207
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(c)(d)	1,944,015	1,947,223
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(c)(d)	2,085,721	2,088,042
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(c)(d)	2,729,841	2,731,842
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	1,733,438	1,645,972
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	4,653,675	3,854,245
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(c)(d)	2,990,000	2,994,548
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	2,447,693	2,449,419
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(d)	2,356,000	2,359,298
Dryden Senior Loan Fund:
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(c)(d)	3,517,039	3,520,785
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(c)(d)	2,075,083	2,076,098
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 0% 7/15/37 (b)(c)(d)	2,257,000	2,257,000
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(c)(d)	2,283,000	2,286,319
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(c)(d)	2,272,000	2,270,553
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(c)(d)	444,749	445,288
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(c)(d)	1,392,832	1,395,572
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6683% 11/16/34 (b)(c)(d)	1,993,704	1,993,704
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(c)(d)	2,662,000	2,666,076
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	605,399	550,664
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,982,244	1,812,501
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(c)(d)	1,367,988	1,369,788
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	2,115,000	2,126,345
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(c)(d)	1,856,000	1,855,740
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(c)(d)	3,167,000	3,167,621
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(c)(d)	1,000,000	1,007,041
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(c)(d)	2,186,940	2,190,653
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(c)(d)	2,223,747	2,223,847
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(c)(d)	1,390,072	1,390,906
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(c)(d)	573,573	572,238
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(c)(d)	2,724,000	2,729,516
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(c)(d)	1,275,000	1,282,862
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(c)(d)	461,006	461,237
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	2,357,478	2,358,732
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(c)(d)	1,823,166	1,824,110
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(c)(d)	5,340,000	5,342,318
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(c)(d)	1,828,036	1,829,270
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(c)(d)	1,447,082	1,448,167
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(c)(d)	2,147,000	2,147,000
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(c)	3,069,000	3,089,685
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(c)(d)	250,000	251,177
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7047% 1/25/36 (c)(d)	19,523	19,260
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(c)(d)	760,982	761,614
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	506,000	506,101
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	1,419,130	1,296,332
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,538,585	1,444,116
Class A2II, 4.008% 12/5/51 (b)	1,374,365	1,207,143
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,077,414	976,493
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(c)(d)	2,604,698	2,607,355
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(c)(d)	2,626,000	2,627,297
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	1,151,178	1,056,367
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,902,000	1,868,593
1.884% 7/15/50 (b)	733,000	689,343
2.328% 7/15/52 (b)	560,000	502,769
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	1,953,000	1,990,480
Class A2I, 6.028% 7/30/54 (b)	3,746,000	3,779,047
Class A2II, 6.268% 7/30/54 (b)	2,227,000	2,256,989
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(c)(d)	2,727,000	2,731,920
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(d)	1,886,000	1,895,636
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	256,728	256,904
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(c)(d)	2,313,924	2,316,300
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(c)(d)	2,177,375	2,179,304
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3197% 9/25/34 (c)(d)	2,073	2,087
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	1,306,720	1,182,203
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,615,395	1,413,519
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	2,387,000	2,412,899
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(c)(d)	1,190,000	1,190,697
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(c)(d)	1,277,198	1,277,788
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	2,613,900	2,614,671
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(c)(d)	1,289,773	1,292,030
TOTAL ASSET-BACKED SECURITIES (Cost $196,510,878)		194,318,035

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (c)(d)	396	361
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 1999-57 Class PH, 6.5% 12/25/29	12,931	12,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,805)		13,311

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.479% 1/15/39 (b)(c)(d)	1,415,000	1,401,292
Class B, CME Term SOFR 1 Month Index + 1.550% 6.879% 1/15/39 (b)(c)(d)	267,000	263,245
Class C, CME Term SOFR 1 Month Index + 2.150% 7.479% 1/15/39 (b)(c)(d)	191,000	187,896
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,183,000	1,083,924
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	265,000	228,231
Class CNM, 3.8425% 11/5/32 (b)(c)	110,000	79,062
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	111,456
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	176,993
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.5063% 9/15/56 (c)	1,307,000	1,375,624
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	400,490
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	362,892
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	2,707,661
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.671% 3/15/41 (b)(c)(d)	1,221,000	1,211,843
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7008% 6/15/41 (b)(c)(d)	1,665,000	1,653,553
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9704% 6/15/41 (b)(c)(d)	822,000	816,869
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1701% 6/15/41 (b)(c)(d)	581,000	576,640
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2268% 4/15/37 (b)(c)(d)	5,047,000	5,046,999
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7758% 4/15/37 (b)(c)(d)	1,341,000	1,340,999
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6753% 4/15/34 (b)(c)(d)	1,007,281	988,411
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9753% 4/15/34 (b)(c)(d)	665,897	649,264
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2753% 4/15/34 (b)(c)(d)	699,023	679,817
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2435% 2/15/36 (b)(c)(d)	278,000	274,438
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1326% 10/15/36 (b)(c)(d)	2,648,253	2,614,439
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3423% 10/15/36 (b)(c)(d)	396,287	389,623
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5421% 10/15/36 (b)(c)(d)	530,325	520,250
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7418% 10/15/36 (b)(c)(d)	514,682	501,057
Class E, CME Term SOFR 1 Month Index + 2.060% 7.391% 10/15/36 (b)(c)(d)	1,789,733	1,745,141
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8198% 4/15/37 (b)(c)(d)	2,014,481	2,008,831
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3417% 2/15/39 (b)(c)(d)	2,841,884	2,809,925
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6411% 2/15/39 (b)(c)(d)	856,361	845,125
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8905% 2/15/39 (b)(c)(d)	856,361	844,590
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2896% 2/15/39 (b)(c)(d)	856,361	843,520
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0903% 12/9/40 (b)(c)(d)	1,881,000	1,882,171
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5197% 12/9/40 (b)(c)(d)	416,000	416,648
Class C, CME Term SOFR 1 Month Index + 2.640% 7.969% 12/9/40 (b)(c)(d)	225,000	225,351
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3753% 4/15/34 (b)(c)(d)	780,087	771,319
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1135% 6/15/38 (b)(c)(d)	213,047	210,657
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7205% 3/15/41 (b)(c)(d)	6,699,452	6,661,768
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(c)(d)	364,434	361,929
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0201% 3/15/41 (b)(c)(d)	1,145,025	1,137,527
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2697% 3/15/41 (b)(c)(d)	1,519,987	1,506,716
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7709% 2/15/39 (b)(c)(d)	2,824,857	2,815,146
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9913% 5/15/41 (b)(c)	3,847,000	3,837,376
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4938% 8/15/39 (b)(c)(d)	1,921,595	1,922,191
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2688% 4/15/37 (b)(c)(d)	1,026,874	1,022,382
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6188% 4/15/37 (b)(c)(d)	231,899	231,102
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1678% 4/15/37 (b)(c)(d)	194,113	193,446
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7707% 4/15/29 (b)(c)(d)	4,430,361	4,433,086
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0204% 4/15/29 (b)(c)(d)	706,433	702,016
Class C, CME Term SOFR 1 Month Index + 1.940% 7.27% 4/15/29 (b)(c)(d)	586,211	583,278
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,918,461	2,673,166
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	813,611
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	532,946	504,095
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	563,000	563,556
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1445% 11/15/38 (b)(c)(d)	3,654,041	3,610,673
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5637% 11/15/38 (b)(c)(d)	1,013,820	1,001,189
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5235% 7/15/38 (b)(c)(d)	1,100,247	1,096,121
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8235% 7/15/38 (b)(c)(d)	626,378	623,843
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1435% 7/15/38 (b)(c)(d)	2,266,763	2,261,116
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6935% 7/15/38 (b)(c)(d)	931,397	930,816
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3935% 10/15/36 (b)(c)(d)	1,559,690	1,540,194
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5935% 10/15/36 (b)(c)(d)	241,085	235,510
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9935% 10/15/36 (b)(c)(d)	2,497,757	2,411,897
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8176% 8/15/39 (b)(c)(d)	2,328,000	2,332,351
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	223,602	178,884
Class DFX, 5.3503% 7/5/33 (b)	386,779	290,089
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6241% 5/15/39 (b)(c)(d)	3,430,000	3,368,903
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1228% 5/15/39 (b)(c)(d)	2,383,000	2,320,461
Class C, CME Term SOFR 1 Month Index + 2.090% 7.422% 5/15/39 (b)(c)(d)	1,335,000	1,295,794
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8708% 5/15/39 (b)(c)(d)	1,187,000	1,128,902
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1435% 3/15/38 (b)(c)(d)	2,199,143	2,159,330
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3235% 3/15/38 (b)(c)(d)	530,641	518,053
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5435% 3/15/38 (b)(c)(d)	333,761	325,010
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8435% 3/15/38 (b)(c)(d)	464,311	450,977
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1935% 3/15/38 (b)(c)(d)	405,819	390,112
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,570,651	2,450,571
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,813,513
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	371,442	350,377
Class C, 3.283% 11/10/36 (b)(c)	356,413	330,854
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4179% 10/15/28 (b)(c)(d)	1,507,779	1,524,742
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(c)(d)	908,279	910,550
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9275% 10/15/36 (b)(c)(d)	211,037	207,478
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	754,409	764,068
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3288% 2/15/39 (b)(c)(d)	642,000	629,878
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9788% 2/15/39 (b)(c)(d)	334,000	324,553
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1741% 11/15/38 (b)(c)(d)	3,228,793	3,198,540
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5231% 11/15/38 (b)(c)(d)	1,978,713	1,949,049
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7723% 11/15/38 (b)(c)(d)	840,856	828,250
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0215% 11/15/38 (b)(c)(d)	552,647	544,362
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,766,729	1,416,441
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	113,488	90,589
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6435% 5/15/31 (b)(c)(d)	1,349,000	1,314,573
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	1,012,039
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $119,403,387)		116,339,289

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	966,000	869,098
4.5% 4/22/60 (b)	736,000	596,620
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,690,890)		1,465,718

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)(d)	847,000	845,932
Regions Bank 6.45% 6/26/37	2,368,000	2,414,448
TOTAL BANK NOTES (Cost $3,282,079)		3,260,380

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f) (Cost $206,179,616)	206,138,782	206,180,010

TOTAL INVESTMENT IN SECURITIES - 116.8% (Cost $3,689,132,905)	3,476,232,799
NET OTHER ASSETS (LIABILITIES) - (16.8)%	(500,322,571)
NET ASSETS - 100.0%	2,975,910,228

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/54	(2,850,000)	(2,307,751)
2% 7/1/54	(16,950,000)	(13,725,029)
2% 7/1/54	(650,000)	(526,329)
3% 7/1/54	(12,000,000)	(10,463,838)
3% 7/1/54	(2,000,000)	(1,743,973)
3% 7/1/54	(4,125,000)	(3,596,944)
3.5% 7/1/54	(7,450,000)	(6,695,930)
4% 7/1/54	(7,300,000)	(6,746,190)
5.5% 7/1/54	(3,400,000)	(3,373,309)
5.5% 7/1/54	(3,400,000)	(3,373,309)
5.5% 7/1/54	(900,000)	(892,935)
6.5% 7/1/54	(1,000,000)	(1,013,886)

TOTAL GINNIE MAE		(54,459,423)

Uniform Mortgage Backed Securities
2% 7/1/39	(600,000)	(527,390)
2% 7/1/54	(61,600,000)	(48,177,939)
2% 7/1/54	(6,050,000)	(4,731,762)
2% 7/1/54	(28,000,000)	(21,899,063)
2% 7/1/54	(9,650,000)	(7,547,356)
2% 7/1/54	(9,675,000)	(7,566,908)
2% 7/1/54	(19,325,000)	(15,114,264)
2.5% 7/1/54	(26,650,000)	(21,765,556)
2.5% 7/1/54	(10,550,000)	(8,616,383)
2.5% 7/1/54	(11,325,000)	(9,249,340)
2.5% 7/1/54	(4,200,000)	(3,430,219)
3% 7/1/54	(11,250,000)	(9,573,053)
3% 7/1/54	(8,500,000)	(7,232,973)
3.5% 7/1/54	(10,350,000)	(9,160,553)
4% 7/1/54	(4,850,000)	(4,436,992)
4% 7/1/54	(4,850,000)	(4,436,992)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(183,466,743)

TOTAL TBA SALE COMMITMENTS (Proceeds $239,491,482)		(237,926,166)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $386,530,905 or 13.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	155,019,316	224,530,268	173,369,930	4,448,345	356	-	206,180,010	0.4%
Fidelity Securities Lending Cash Central Fund 5.38%	-	123,674,448	123,674,448	13,582	-	-	-	0.0%
Total	155,019,316	348,204,716	297,044,378	4,461,927	356	-	206,180,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	745,472,108	-	745,472,108	-

U.S. Government and Government Agency Obligations	1,314,886,308	-	1,314,886,308	-

U.S. Government Agency - Mortgage Securities	894,297,640	-	894,297,640	-

Asset-Backed Securities	194,318,035	-	194,318,035	-

Collateralized Mortgage Obligations	13,311	-	13,311	-

Commercial Mortgage Securities	116,339,289	-	116,339,289	-

Foreign Government and Government Agency Obligations	1,465,718	-	1,465,718	-

Bank Notes	3,260,380	-	3,260,380	-

Money Market Funds	206,180,010	206,180,010	-	-
Total Investments in Securities:	3,476,232,799	206,180,010	3,270,052,789	-
Other Financial Instruments:
TBA Sale Commitments	(237,926,166)	-	(237,926,166)	-
Total Other Financial Instruments:	(237,926,166)	-	(237,926,166)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,482,953,289)	$3,270,052,789
Fidelity Central Funds (cost $206,179,616)	206,180,010

Total Investment in Securities (cost $3,689,132,905)		$3,476,232,799
Cash		24,810
Foreign currency held at value (cost $2)		2
Receivable for investments sold		10,775,080
Receivable for TBA sale commitments		239,491,482
Receivable for fund shares sold		23,974
Interest receivable		28,111,460
Distributions receivable from Fidelity Central Funds		899,268
Other receivables		234
Total assets		3,755,559,109
Liabilities
Payable for investments purchased
Regular delivery	$11,470,197
Delayed delivery	529,295,292
TBA sale commitments, at value	237,926,166
Payable for fund shares redeemed	212,766
Distributions payable	741,248
Other payables and accrued expenses	3,212
Total liabilities		779,648,881
Net Assets		$2,975,910,228
Net Assets consist of:
Paid in capital		$3,316,495,159
Total accumulated earnings (loss)		(340,584,931)
Net Assets		$2,975,910,228
Net Asset Value, offering price and redemption price per share ($2,975,910,228 ÷ 32,509,804 shares)		$91.54
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$58,960,562
Income from Fidelity Central Funds (including $13,582 from security lending)		4,461,927
Total income		63,422,489
Expenses
Custodian fees and expenses	$3,822
Independent trustees' fees and expenses	3,895
Total expenses before reductions	7,717
Expense reductions	(4,466)
Total expenses after reductions		3,251
Net Investment income (loss)		63,419,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,808,821)
Fidelity Central Funds	356
Total net realized gain (loss)		(18,808,465)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(51,732,119)
TBA Sale commitments	2,038,654
Total change in net unrealized appreciation (depreciation)		(49,693,465)
Net gain (loss)		(68,501,930)
Net increase (decrease) in net assets resulting from operations		$(5,082,692)
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,419,238	$106,209,295
Net realized gain (loss)	(18,808,465)	(63,205,474)
Change in net unrealized appreciation (depreciation)	(49,693,465)	117,119,041
Net increase (decrease) in net assets resulting from operations	(5,082,692)	160,122,862
Distributions to shareholders	(61,815,464)	(104,264,033)

Affiliated share transactions
Proceeds from sales of shares	127,524,732	338,241,421
Reinvestment of distributions	61,726,795	103,871,155
Cost of shares redeemed	(43,219,174)	(59,752,309)

Net increase (decrease) in net assets resulting from share transactions	146,032,353	382,360,267
Total increase (decrease) in net assets	79,134,197	438,219,096

Net Assets
Beginning of period	2,896,776,031	2,458,556,935
End of period	$2,975,910,228	$2,896,776,031

Other Information
Shares
Sold	1,396,534	3,635,153
Issued in reinvestment of distributions	674,483	1,131,990
Redeemed	(474,322)	(651,693)
Net increase (decrease)	1,596,695	4,115,450

Financial Highlights
VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$93.71	$91.75	$109.19	$114.93	$108.80	$102.31
Income from Investment Operations
Net investment income (loss) A,B	1.988	3.608	2.711	2.481	3.026	3.371
Net realized and unrealized gain (loss)	(2.222)	1.882	(16.386)	(2.817)	7.583	6.606
Total from investment operations	(.234)	5.490	(13.675)	(.336)	10.609	9.977
Distributions from net investment income	(1.936)	(3.530)	(2.765)	(2.717)	(3.070)	(3.487)
Distributions from net realized gain	-	-	(1.000)	(2.687)	(1.409)	-
Total distributions	(1.936)	(3.530)	(3.765)	(5.404)	(4.479)	(3.487)
Net asset value, end of period	$91.54	$93.71	$91.75	$109.19	$114.93	$108.80
Total Return C,D	(.23) %	6.13%	(12.69)%	(.28)%	9.87%	9.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.36% H	3.93%	2.79%	2.23%	2.68%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,975,910	$2,896,776	$2,458,557	$2,404,652	$7,119,394	$6,014,480
Portfolio turnover rate I	201 % H	205%	188%	178% J	169%	146%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,033,705
Gross unrealized depreciation	(216,386,447)
Net unrealized appreciation (depreciation)	$(207,352,742)
Tax cost	$3,685,150,857

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(52,080,650)
Long-term	(63,153,561)
Total capital loss carryforward	$(115,234,211)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	1,800,274,217	1,710,913,388

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity VIP Investment Grade Central Fund	1,444	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,466.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager Portfolio	10.8%
VIP Asset Manager Growth Portfolio	1.7%
VIP Balanced Portfolio	87.5%

9. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Investment Grade Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.831205.118
VIGC-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024